NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - PREVIOUS SENIOR CREDIT AGREEMENT (DETAILS) (USD $) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended				12 Months Ended
	Dec. 22, 2009	Nov. 13, 2009	Dec. 31, 2010	Apr. 30, 2009	Dec. 31, 2008	Oct. 31, 2008	Dec. 31, 2011	Dec. 31, 2009	Jun. 30, 2009
Debt Instrument [Line Items]
Percentage of Net Proceeds of Any Equity Issuance, Paid to Lenders	50.00%
Previous Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Repayments of Secured Debt			$ 652.1
Debt Instrument, Basis Spread on Base Rate									2.50%
Debt Instrument, Basis Spread on Variable Floor, Base Rate	0.50%								0.50%
Debt Instrument, Basis Spread on Variable Rate, Base Rate Floor	4.00%
Debt Instrument, Basis Spread on Variable Rate Prior To Amendment									2.00%
Debt Instrument, Basis Spread on Variable Rate	5.00%								4.00%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Minimum	2.50%								2.50%
Debt Instrument, Fee Percentage									1.00%
Amount of Net Proceeds Used From Public Offering To Pay Lenders	150
First Amount of Proceeds from Issuance, Public Offering	200
Percentage of Net Proceeds Used From Public Offering To Pay Lenders, Above 200 Million Dollars	50.00%
Accrued Paid-in-Kind Interest, Paid in Cash	6.3
Repayments of Outstanding Principal, Proceeds of Issuance of Common Stock and Warrants		36.8
Repayments of Outstanding Principal, Proceeds of Equity Offering	161.4
Repayments of Long-term Debt								5.3
Mandatory Debt Repayment								1.2
Line of Credit Facility, Maximum Borrowing Capacity							80.0
Line of Credit Facility, Increase, Additional Borrowings						75.0
Line of Credit Facility, Decrease, Repayments				55.0	20.0
Line of Credit Facility, Reduced Maximum Borrowing Capacity					$ 60.0
Line of Credit Facility, Commitment Fee Percentage							0.50%